Financial Instruments and Risk Management (Details) $ in Thousands	12 Months Ended
	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2021 CAD ($)	Jul. 15, 2022 CAD ($) store	May 13, 2021 shares	Mar. 24, 2021 EquityInstruments	Nov. 18, 2020 CAD ($) EquityInstruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Shares issued | shares				690,834,719
Shares issued through equity financing	$ 6,768	$ 46,183
Halo Kushbar Retail Inc
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of operating cannabis retail stores | store			3
Principal amount of loan			$ 800,000
Smoke Cartel, Inc.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Shares issued | shares	500,000
Shares issued through equity financing	$ 940
Number of units of equity issued as part of consideration for business combination | EquityInstruments					9,540,754
Meta Growth Corp
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of units of equity issued as part of consideration for business combination | EquityInstruments						196,063,610
Marketable securities						$ 635